Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	150 Months Ended
	Aug. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		24.51%	14.28%	12.87%	14.63%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Growth Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		33.36%	18.96%	16.78%	17.66%
Logan Capital Broad Innovative Growth ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		32.02%	17.58%	15.66%	16.13%
Performance Inception Date	Jun. 28, 2012
Logan Capital Broad Innovative Growth ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		32.01%	16.76%	15.15%	15.70%
Logan Capital Broad Innovative Growth ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		18.97%	14.08%	13.18%	13.90%